Related party transactions (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	$ 215,296	$ 181,645
Liabilities	141,668	122,295
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	16,272	13,540
Liabilities	5,555	4,135
Current [member]
IfrsStatementLineItems [Line Items]
Assets	1,747	1,557
Liabilities	1,186	1,382
Non Current [Member]
IfrsStatementLineItems [Line Items]
Assets	14,525	11,983
Liabilities	4,369	2,753
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets	51	44
Liabilities	266	234
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Assets	716	1,114
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	15,163	12,030
Liabilities	4,261	2,675
Brazilian Federal Government [Member]
IfrsStatementLineItems [Line Items]
Liabilities	883	1,046
P P S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities	25	79
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets	185	235
Liabilities	101	85
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets	86	52
Liabilities	12	15
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	157	117
Liabilities	19	16
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets	71	65
Liabilities	7	1
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	16,064	13,379
Liabilities	$ 5,270	$ 3,885